INVESTMENTS IN TRADING SECURITIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Investments In Trading Securities 1	$ 101,214
Investments In Trading Securities 2	81,012
Investments In Trading Securities 3	$ 141,030